Net fee and commission income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	£ 4,339	£ 4,430
Other non-contract fee income	60	54
Fee and commission income	4,399	4,484
Fee and commission expenses	(1,090)	(1,150)
Net fee and commission income	3,309	3,334
Transactional [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,543	1,876
Advisory [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	386	494
Brokerage and execution [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	787	637
Underwriting and syndication [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,468	1,240
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	155	183
Operating segments [member] | Barclays Bank UK PLC [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	605	757
Other non-contract fee income	0	0
Fee and commission income	605	757
Fee and commission expenses	(148)	(187)
Net fee and commission income	457	570
Operating segments [member] | Barclays Bank UK PLC [member] | Transactional [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	386	523
Operating segments [member] | Barclays Bank UK PLC [member] | Advisory [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	79	88
Operating segments [member] | Barclays Bank UK PLC [member] | Brokerage and execution [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	102	101
Operating segments [member] | Barclays Bank UK PLC [member] | Underwriting and syndication [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Operating segments [member] | Barclays Bank UK PLC [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	38	45
Operating segments [member] | Barclays International [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	3,731	3,666
Other non-contract fee income	60	54
Fee and commission income	3,791	3,720
Fee and commission expenses	(940)	(957)
Net fee and commission income	2,851	2,763
Operating segments [member] | Barclays International [member] | Transactional [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,157	1,353
Operating segments [member] | Barclays International [member] | Advisory [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	306	406
Operating segments [member] | Barclays International [member] | Brokerage and execution [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	685	536
Operating segments [member] | Barclays International [member] | Underwriting and syndication [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,468	1,240
Operating segments [member] | Barclays International [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	115	131
Head Office [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	3	7
Other non-contract fee income	0	0
Fee and commission income	3	7
Fee and commission expenses	(2)	(6)
Net fee and commission income	1	1
Head Office [member] | Transactional [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office [member] | Advisory [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1	0
Head Office [member] | Brokerage and execution [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office [member] | Underwriting and syndication [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	£ 2	£ 7